UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2009

[LOGO OF USAA]
    USAA(R)






PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GNMA TRUST FUND(R)
FEBRUARY 28, 2009









                                                                      (Form N-Q)

48473-0409                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA GNMA TRUST

February 28, 2009 (unaudited)


PRINCIPAL                                                   COUPON                            MARKET
AMOUNT         SECURITY                                     RATE          MATURITY             VALUE
----------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCY ISSUES (98.6%)(a)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (95.5%)
$   3,433      Government National Mortgage Assn. I         5.50%        12/15/2018         $  3,607
   20,896      Government National Mortgage Assn. I         5.50         10/15/2033           21,548
    8,379      Government National Mortgage Assn. I         5.50         12/15/2033            8,640
    4,893      Government National Mortgage Assn. I         5.50          7/15/2034            5,043
   19,335      Government National Mortgage Assn. I         5.50         10/15/2035           19,911
   13,170      Government National Mortgage Assn. I         5.50          4/15/2038           13,556
    3,337      Government National Mortgage Assn. I         6.00         12/15/2016            3,497
    2,156      Government National Mortgage Assn. I         6.00          4/15/2028            2,238
      891      Government National Mortgage Assn. I         6.00         11/15/2028              928
    1,769      Government National Mortgage Assn. I         6.00          2/15/2029            1,842
    1,290      Government National Mortgage Assn. I         6.00          7/15/2029            1,342
    1,829      Government National Mortgage Assn. I         6.00          5/15/2032            1,904
    5,932      Government National Mortgage Assn. I         6.00          1/15/2033            6,170
    1,657      Government National Mortgage Assn. I         6.00          2/15/2033            1,724
    2,282      Government National Mortgage Assn. I         6.00          7/15/2033            2,374
    1,331      Government National Mortgage Assn. I         6.00          9/15/2033            1,385
    7,177      Government National Mortgage Assn. I         6.00          3/15/2037            7,435
   14,001      Government National Mortgage Assn. I         6.00          9/15/2037           14,502
   15,371      Government National Mortgage Assn. I         6.00          5/15/2038           15,919
    7,243      Government National Mortgage Assn. I         6.00          5/15/2038            7,501
    6,565      Government National Mortgage Assn. I         6.00          9/15/2038            6,799
   13,769      Government National Mortgage Assn. I         6.00         10/15/2038           14,260
    9,981      Government National Mortgage Assn. I         6.00         12/15/2038           10,337
      523      Government National Mortgage Assn. I         6.50          5/15/2028              550
      564      Government National Mortgage Assn. I         6.50          5/15/2028              592
      502      Government National Mortgage Assn. I         6.50          7/15/2028              527
      391      Government National Mortgage Assn. I         6.50          9/15/2028              410
    1,309      Government National Mortgage Assn. I         6.50         11/15/2028            1,374
       74      Government National Mortgage Assn. I         6.50          1/15/2029               78
       61      Government National Mortgage Assn. I         6.50          1/15/2029               64
    1,612      Government National Mortgage Assn. I         6.50          3/15/2031            1,693
    1,489      Government National Mortgage Assn. I         6.50         10/15/2031            1,563
      971      Government National Mortgage Assn. I         6.50          1/15/2032            1,019
      374      Government National Mortgage Assn. I         6.50          3/15/2032              392
    1,182      Government National Mortgage Assn. I         6.50          8/15/2032            1,241
    6,220      Government National Mortgage Assn. I         6.50          9/15/2032            6,574
       75      Government National Mortgage Assn. I         6.75          5/15/2028               81
      150      Government National Mortgage Assn. I         6.75          5/15/2028              161
       79      Government National Mortgage Assn. I         7.00          4/15/2027               85
      849      Government National Mortgage Assn. I         7.00          5/15/2027              919
       62      Government National Mortgage Assn. I         7.00          6/15/2028               68
       54      Government National Mortgage Assn. I         7.00          7/15/2028               58
      235      Government National Mortgage Assn. I         7.00          8/15/2028              254
      141      Government National Mortgage Assn. I         7.00          8/15/2028              153
      208      Government National Mortgage Assn. I         7.00          9/15/2028              226
    1,380      Government National Mortgage Assn. I         7.00          5/15/2029            1,492
    1,272      Government National Mortgage Assn. I         7.00          6/15/2029            1,375
      836      Government National Mortgage Assn. I         7.00          8/15/2031              904
      359      Government National Mortgage Assn. I         7.00          9/15/2031              388
      496      Government National Mortgage Assn. I         7.00         10/15/2031              536
      196      Government National Mortgage Assn. I         7.00          6/15/2032              211
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1  |  USAA GNMA Trust
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PRINCIPAL                                                   COUPON                            MARKET
AMOUNT         SECURITY                                     RATE          MATURITY             VALUE
----------------------------------------------------------------------------------------------------
$     713      Government National Mortgage Assn. I         7.00%         7/15/2032         $    766
      336      Government National Mortgage Assn. I         7.50          2/15/2028              362
       69      Government National Mortgage Assn. I         7.50          3/15/2029               74
      158      Government National Mortgage Assn. I         7.50          4/15/2029              171
       78      Government National Mortgage Assn. I         7.50          7/15/2029               84
      162      Government National Mortgage Assn. I         7.50         10/15/2029              174
      526      Government National Mortgage Assn. I         7.50         10/15/2029              566
       77      Government National Mortgage Assn. I         7.50         12/15/2030               83
       71      Government National Mortgage Assn. I         7.50          1/15/2031               76
       71      Government National Mortgage Assn. I         7.50          1/15/2031               77
      108      Government National Mortgage Assn. I         7.50         11/15/2031              116
       16      Government National Mortgage Assn. I         8.00          1/15/2022               17
      205      Government National Mortgage Assn. I         8.00          6/15/2023              221
      284      Government National Mortgage Assn. I         8.00          5/15/2027              307
      230      Government National Mortgage Assn. I         8.00          7/15/2030              249
       88      Government National Mortgage Assn. I         8.00          9/15/2030               95
       58      Government National Mortgage Assn. I         8.50          6/15/2021               63
       22      Government National Mortgage Assn. I         8.50          7/15/2022               23
      122      Government National Mortgage Assn. I         9.00          7/15/2021              132
    9,515      Government National Mortgage Assn. II        5.00          5/20/2033            9,730
   10,636      Government National Mortgage Assn. II        5.00          7/20/2033           10,876
    7,159      Government National Mortgage Assn. II        5.00          6/20/2034            7,318
   21,828      Government National Mortgage Assn. II        5.00          9/20/2035           22,302
   11,356      Government National Mortgage Assn. II        5.00          2/20/2037           11,601
    2,387      Government National Mortgage Assn. II        5.50          4/20/2033            2,456
    8,230      Government National Mortgage Assn. II        5.50          3/20/2034            8,460
   31,967      Government National Mortgage Assn. II        5.50          2/20/2035           32,843
   28,355      Government National Mortgage Assn. II        5.50          4/20/2035           29,133
   16,217      Government National Mortgage Assn. II        5.50          7/20/2035           16,662
   13,820      Government National Mortgage Assn. II        5.50          1/20/2037           14,204
    1,274      Government National Mortgage Assn. II        6.00          3/20/2031            1,322
    2,955      Government National Mortgage Assn. II        6.00          8/20/2032            3,062
    2,414      Government National Mortgage Assn. II        6.00          9/20/2032            2,501
    2,554      Government National Mortgage Assn. II        6.00         10/20/2033            2,652
    2,475      Government National Mortgage Assn. II        6.00         12/20/2033            2,560
    7,657      Government National Mortgage Assn. II        6.00          2/20/2034            7,923
    7,310      Government National Mortgage Assn. II        6.00          3/20/2034            7,564
    6,358      Government National Mortgage Assn. II        6.00          9/20/2034            6,581
   15,026      Government National Mortgage Assn. II        6.00         10/20/2034           15,548
    4,009      Government National Mortgage Assn. II        6.00         11/20/2034            4,143
   10,297      Government National Mortgage Assn. II        6.00          5/20/2036           10,654
      443      Government National Mortgage Assn. II        6.50          5/20/2031              467
      368      Government National Mortgage Assn. II        6.50          7/20/2031              388
    1,063      Government National Mortgage Assn. II        6.50          8/20/2031            1,123
    1,560      Government National Mortgage Assn. II        6.50          4/20/2032            1,647
    1,540      Government National Mortgage Assn. II        6.50          6/20/2032            1,626
    5,856      Government National Mortgage Assn. II        6.50          8/20/2034            6,142
    1,295      Government National Mortgage Assn. II        7.00          9/20/2030            1,395
      172      Government National Mortgage Assn. II        7.50          4/20/2031              186
       48      Government National Mortgage Assn. II        8.00         12/20/2022               52
    1,187      Government National Mortgage Assn. II        8.00          8/20/2030            1,279
   12,125      Fannie Mae (+)                               5.00         12/01/2035           12,365
    8,927      Fannie Mae (+)                               5.50         11/01/2037            9,156
      742      Fannie Mae (+)                               6.00          2/01/2017              777
   15,413      Fannie Mae (+)                               6.00          5/01/2038           15,937
      548      Fannie Mae (+)                               6.50         10/01/2016              576
    3,239      Fannie Mae (+)                               6.50         12/01/2016            3,399
    3,065      Freddie Mac (+)                              5.00          1/01/2021            3,161
    8,140      Freddie Mac (+)                              5.50         12/01/2035            8,355
                                                                                      --------------
                                                                                             497,232
                                                                                      --------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)
   15,000      Government National Mortgage Assn. I         5.50          3/16/2032           15,504

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                                                  Portfolio of Investments  |  2

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PRINCIPAL                                                   COUPON                            MARKET
AMOUNT         SECURITY                                     RATE          MATURITY             VALUE
----------------------------------------------------------------------------------------------------
$     865      Government National Mortgage Assn. I         5.87%        10/16/2023       $      874
                                                                                      --------------
                                                                                              16,378
                                                                                      --------------
               Total U.S. Government Agency Issues (cost: $499,446)                          513,610
                                                                                      --------------

               REPURCHASE AGREEMENTS (0.9%)
    4,657      Deutsche Bank Securities, 0.26%, acquired on 2/27/2009 and due
                     3/02/2009 at $4,657 (collateralized by $4,735 of Government
                     National Mortgage Assn. I (a), 5.50%, due 12/15/2036; market
                     value $4,750) (cost:  $4,657)                                             4,657
                                                                                      --------------


               TOTAL INVESTMENTS (COST: $504,103)                                       $    518,267
                                                                                      ==============

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3  |  USAA GNMA Trust

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NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA GNMA Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================
                                         Notes to Portfolio of Investments  |  4

================================================================================

B. FAIR VALUE MEASUREMENTS - Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of February 28, 2009:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                             $          -
Level 2 - Other Significant Observable Inputs                        518,267,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $518,267,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do

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5  |  USAA GNMA Trust

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not earn  interest,  are  subject to market  fluctuation,  and may  increase  or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The fund had no delayed-delivery or when-issued commitments as of February 28, 2009.

E. As of February 28, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2009, were $14,164,000 and $0, respectively.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $520,768,000 at February 28, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

================================================================================
                                         Notes to Portfolio of Investments  |  6



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    04/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.